Commitments and Contingencies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital commitments [abstract]
Total expenses under operating leases	€ 2.7	€ 1.6	€ 1.5